Employee Benefits - Summary of Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Wages and salaries	€ 49,228	€ 43,106	€ 20,438
Share-based payments	13,307	32,625	2,455
Social Security	18,701	13,083	6,773
Total	€ 81,236	€ 88,814	€ 29,666